Taxes (Details)	12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 USD ($)
Taxes [Line items]
Statutory income tax rate	16.50%	16.50%	16.50%
Assessable profits rate	16.50%
Assessable profits, amount	$ 2,000,000
Unrecognized tax benefits
Hong Kong [Member]
Taxes [Line items]
Statutory income tax rate	16.50%	16.50%	16.50%
Assessable profits rate	8.25%
Assessable profits, amount	$ 2,000,000